Significant Accounting Policies - Schedule of Reconciliation of Class A Ordinary Shares Subject to Redemption (Details) - USD ($)	3 Months Ended		5 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Aug. 13, 2025
Schedule of Reconciliation of Class A Ordinary Shares Subject to Redemption [Line Items]
Class A ordinary shares subject to redemption, beginning balance	$ 176,657,691	$ 175,137,749	$ 150,000,000
Class A ordinary shares subject to redemption, ending balance	178,185,780	176,657,691	175,137,749	$ 150,000,000
Accretion of Class A ordinary shares subject to redemption	$ 1,528,089	$ 1,519,942	$ 3,181,086	$ 10,708,892